Depreciation Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Depreciation amortization and impairment [abstract]
Summary of Depreciation and Impairment of Assets
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Depreciation of Property, Plant and Equipment	(87,111,073)	(93,248,081)	(102,990,562)
Amortization of Organization and Development Expenses	(81,675,502)	(79,716,915)	(74,173,433)
Depreciation of other intangible assets	(2,217)	(2,216)	(550)
Others (*)	(1,100,779)	(2,028,348)	(109,464)
Total	(169,889,571)	(174,995,560)	(177,274,009)
(*)    "Other" include the depreciation of various assets and losses from sale or depreciation of property, plant and equipment.